Business Segment Data (Details) - Schedule of Segment Reporting Information, by Segment (USD $)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Revenues		$ 4,096,000	$ 5,605,000		$ 23,021,000	$ 23,757,000
Operating income (loss):
Operating Income (Loss)		(1,209,000)	(1,642,000)		(4,910,000)	(4,906,000)
Interest expense, net		(41,000)	(51,000)		(297,000)	(1,217,000)
Gain on debt extinguishment	8,800,000		4,000	60,000	60,000	8,796,000
Change in warrant liabilities		(68,000)	108,000		4,041,000	(3,655,000)
Loss from continuing operations before income taxes		(1,318,000)	(1,581,000)		(1,106,000)	(982,000)
Income tax (expense) benefit		(8,000)	(7,000)		(23,000)	8,000
Loss from continuing operations		(1,326,000)	(1,588,000)		(1,129,000)	(974,000)
Loss from discontinued operations		1,022,000	(82,000)		(236,000)	(444,000)
Net loss		(304,000)	(1,670,000)		(1,365,000)	(1,418,000)
Assets:
Assets		20,002,000			22,082,000	27,459,000
Depreciation and amortization:
Depreciation and amortization					4,104,000	4,548,000
Capital expenditures:
Capital expenditures					556,000	472,000
Identifiable Assets [Member] | Digital Display Sales [Member]
Assets:
Assets					6,504,000	7,460,000
Identifiable Assets [Member] | Digital Display Lease and Maintenance [Member]
Assets:
Assets					13,677,000	17,386,000
Identifiable Assets [Member]
Assets:
Assets					20,181,000	24,846,000
Digital Display Sales [Member]
Revenues:
Revenues					16,065,000	15,990,000
Operating income (loss):
Operating Income (Loss)					(2,822,000)	(2,590,000)
Depreciation and amortization:
Depreciation and amortization					135,000	179,000
Capital expenditures:
Capital expenditures					62,000	37,000
Digital Display Lease and Maintenance [Member]
Revenues:
Revenues					6,956,000	7,767,000
Operating income (loss):
Operating Income (Loss)					697,000	319,000
Depreciation and amortization:
Depreciation and amortization					3,804,000	4,303,000
Capital expenditures:
Capital expenditures					487,000	430,000
General Corporate [Member]
Operating income (loss):
Operating Income (Loss)					(2,785,000)	(2,635,000)
Assets:
Assets					1,164,000	1,109,000
Depreciation and amortization:
Depreciation and amortization					165,000	66,000
Capital expenditures:
Capital expenditures					7,000	5,000
Net Assets, Segment [Member]
Assets:
Assets					$ 21,345,000	$ 25,955,000